Stock-Based Compensation - Summary of 2012 Restricted Stock Awards Activity for Restricted Stock Awards that were Granted Prior to Company's IPO (Detail) - 2012 Restricted Stock Awards [Member] - Restricted Stock Awards [Member]
12 Months Ended
Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning balance	759,122
Forfeitures	(104,422)
Vested	(608,055)
Non-vested, Ending balance	46,645